Note C - Loans and Allowance for Loan Losses - Recorded Investment of Residential and Consumer Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans receivable	$ 772,774	$ 777,052
Consumer Portfolio Segment [Member]
Loans receivable	140,362	143,370
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans receivable	63,770	70,226
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	22,882	22,512
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans receivable	53,710	50,632
Residential Portfolio Segment [Member]
Loans receivable	310,253	304,079
Consumer and Residential Portfolio Segment [Member]
Loans receivable	450,615	447,449
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans receivable	63,470	69,897
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	22,490	22,238
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans receivable	53,224	50,318
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member]
Loans receivable	303,879	297,399
Performing Financial Instruments [Member] | Consumer and Residential Portfolio Segment [Member]
Loans receivable	443,063	439,852
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans receivable	300	329
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	392	274
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans receivable	486	314
Nonperforming Financial Instruments [Member] | Residential Portfolio Segment [Member]
Loans receivable	6,374	6,680
Nonperforming Financial Instruments [Member] | Consumer and Residential Portfolio Segment [Member]
Loans receivable	$ 7,552	$ 7,597